SEGMENT INFORMATION (Details 2) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($) country	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) country	Dec. 31, 2014 USD ($) country	Dec. 31, 2013 USD ($) country
Geographic Information
Number of other countries in which entity operates | country	15								15
Revenue:
Revenue	$ 165,099	$ 174,040	$ 173,745	$ 184,552	$ 167,121	$ 146,683	$ 143,528	$ 157,041	$ 697,436	$ 614,373	$ 501,215
Long-lived assets (excluding goodwill and intangible assets):
Total long-lived assets	91,482				86,601				$ 91,482	$ 86,601
Minimum
Geographic Information
Number of countries from which revenue is sourced | country									100	100	100
United States
Revenue:
Revenue									$ 577,052	$ 483,007	$ 404,886
Long-lived assets (excluding goodwill and intangible assets):
Total long-lived assets	86,813				81,291				86,813	81,291
Europe
Revenue:
Revenue									68,237	73,119	34,306
Long-lived assets (excluding goodwill and intangible assets):
Total long-lived assets	4,335				4,884				4,335	4,884
All other countries
Revenue:
Revenue									52,147	58,247	$ 62,023
Long-lived assets (excluding goodwill and intangible assets):
Total long-lived assets	$ 334				$ 426				$ 334	$ 426